Estimated Fair Value of Toyota's Financial Instrument, Excluding Marketable Securities and Other Securities Investment and Affiliated Companies and Derivative Financinal Instruments (Detail)
In Millions, unless otherwise specified
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)	Mar. 31, 2012 Level 3 USD ($)	Mar. 31, 2012 Level 3 JPY (¥)	Mar. 31, 2011 Level 3 JPY (¥)	Mar. 31, 2012 Carrying amount USD ($)	Mar. 31, 2012 Carrying amount JPY (¥)	Mar. 31, 2011 Carrying amount JPY (¥)	Mar. 31, 2012 Estimated fair value USD ($)	Mar. 31, 2012 Estimated fair value JPY (¥)	Mar. 31, 2011 Estimated fair value JPY (¥)	Mar. 31, 2012 Estimated fair value Level 1 USD ($)	Mar. 31, 2012 Estimated fair value Level 1 JPY (¥)	Mar. 31, 2012 Estimated fair value Level 2 USD ($)	Mar. 31, 2012 Estimated fair value Level 2 JPY (¥)	Mar. 31, 2012 Estimated fair value Level 3 USD ($)	Mar. 31, 2012 Estimated fair value Level 3 JPY (¥)
Assets (Liabilities)
Cash and cash equivalents	$ 20,431	¥ 1,679,200	$ 25,316	¥ 2,080,709	¥ 1,865,746	¥ 2,444,280				$ 20,431	¥ 1,679,200	¥ 2,080,709	$ 20,431	¥ 1,679,200	¥ 2,080,709	$ 17,573	¥ 1,444,276	$ 2,858	¥ 234,924
Time deposits	977	80,301		203,874						977	80,301	203,874	977	80,301	203,874			977	80,301
Total finance receivables, net							390	32,056	32,338	108,039	8,879,731	8,680,882	111,181	9,137,936	8,971,523					111,181	9,137,936
Other receivables	4,971	408,547		306,201						4,971	408,547	306,201	4,971	408,547	306,201					4,971	408,547
Short-term borrowings	(41,984)	(3,450,649)		(3,179,009)						(41,984)	(3,450,649)	(3,179,009)	(41,984)	(3,450,649)	(3,179,009)			(39,617)	(3,256,078)	(2,367)	(194,571)
Long-term debt including the current portion										$ (103,827)	¥ (8,533,549)	¥ (9,200,130)	$ (105,648)	¥ (8,683,193)	¥ (9,274,881)			$ (95,340)	¥ (7,835,970)	$ (10,308)	¥ (847,223)